Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Transferred amount	$ 348,810,523
Fair value warrant liabilities	5,509,917	$ 9,381,750
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) [Line Items]
Transferred amount	348,810,523
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) [Line Items]
Transferred amount	1,725,000
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Fair value assets level1 to level2 transfer amount	$ 1,725,000